SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands				2 Months Ended	12 Months Ended
	Jun. 25, 2015 USD ($) Unit Parcel	Jun. 12, 2015 USD ($) Unit State	May. 18, 2015 USD ($)	Jun. 29, 2015 USD ($) ft²	Apr. 30, 2015 USD ($)	Apr. 30, 2014 USD ($)	Jun. 02, 2015 $ / shares
Subsequent Event [Line Items]
Purchase price of acquired property					$ 56,297	$ 43,580
Commitment of credit facility					90,000
Minimum [Member]
Subsequent Event [Line Items]
Commitment of credit facility					90,000
Maximum [Member]
Subsequent Event [Line Items]
Commitment of credit facility					$ 100,000
Common Shares and Limited Partnership Units [Member]
Subsequent Event [Line Items]
Record Date					Jun. 15, 2015
Payment Date					Jul. 01, 2015
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Record Date					Jun. 15, 2015
Payment Date					Jun. 30, 2015
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Record Date					Jun. 15, 2015
Payment Date					Jun. 30, 2015
Multi Family Residential [Member]
Subsequent Event [Line Items]
Purchase price of acquired property					$ 41,780	$ 19,600
Subsequent Event [Member]
Subsequent Event [Line Items]
Sales price of office properties	$ 81,500	$ 250,000
Number of units | Unit	17	34
Number of states | State		8
Commitment of credit facility				$ 100,000
Parcel of undeveloped real estate sold | Parcel	1
Subsequent Event [Member] | Common Shares and Limited Partnership Units [Member]
Subsequent Event [Line Items]
Quarterly amount per share or unit (in dollars per share) | $ / shares							$ 0.1300
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Quarterly amount per share or unit (in dollars per share) | $ / shares							0.5156
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Quarterly amount per share or unit (in dollars per share) | $ / shares							$ 0.4968
Subsequent Event [Member] | Commercial Office [Member] | Omaha, Nebraska [Member]
Subsequent Event [Line Items]
Square footage of pending development (in square feet) | ft²				28,000
Purchase price of acquired property				$ 6,500
Subsequent Event [Member] | Commercial Office [Member] | Mendota Heights, Minnesota [Member]
Subsequent Event [Line Items]
Sales price of office properties		$ 40,000
Number of units | Unit		5
Interest in joint venture (in hundredths)		51.00%
Subsequent Event [Member] | Commercial Office [Member] | Minneapolis, Minnesota [Member]
Subsequent Event [Line Items]
Sales price of office properties			$ 7,000